SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Millions, $ in Millions			12 Months Ended
	Jul. 05, 2023 CAD ($)	Jul. 05, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advertising costs				$ 3.4	$ 4.4
Share Purchase Agreement [Member] | Lisan Farma Colombia LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from property held for sale	$ 0.8	$ 0.6	$ 0.5
Cosechemos YA S.A.S. and Kasa Wholefoods Company S.A.S [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of non-controlling interest			10.00%	10.00%